PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings and improvements	4% - 5%
Machinery, equipment and installations	8% - 11%
Furniture and fixtures	10% - 15%
Wagons	2.9% - 6%
Locomotives	3.3% - 8%
Permanent ways	3% - 4%
IT equipment	20%
Other	10% - 20%

Schedule of Property Plant and Equipment
	Consolidated
	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives (i)	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2023	2,135,403	1,942,798	7,994,336	10,416,500	4,315,087	720,953	27,525,077
Additions	11,356	18,671	898	710	4,577,377	15,497	4,624,509
Write-offs	(199,080)	(34,872)	(118,414)	(116,957)	(2,157)	(16,961)	(488,441)
Transfers	281,621	196,158	821,701	2,552,077	(3,710,146)	33,451	174,862
Exchange differences	(11,626)	(23,492)	—	—	1,944	(13,668)	(46,842)
Assets held for sale	(89)	—	—	—	(396,150)	(535)	(396,774)
Balance as of December 31, 2023	2,217,585	2,099,263	8,698,521	12,852,330	4,785,955	738,737	31,392,391
Additions	5,626	3,787	—	—	6,673,050	4,657	6,687,120
Write-offs	(9,310)	(81,099)	(519,465)	(209,845)	(11,116)	(46,538)	(877,373)
Transfers (i)	299,824	1,823,557	997,886	1,171,698	(4,371,472)	48,655	(29,852)
Impairment	—	—	—	—	(6,155)	—	(6,155)
Exchange differences	54,373	101,257	—	—	10,534	67,187	233,351
Balance as of December 31, 2024	2,568,098	3,946,765	9,176,942	13,814,183	7,080,796	812,698	37,399,482

Depreciation
Balance as of January 1, 2023	(522,048)	(749,237)	(3,357,319)	(3,762,623)	(13,379)	(172,035)	(8,576,641)
Additions	(76,599)	(183,965)	(613,033)	(806,398)	—	(74,695)	(1,754,690)
Transfers	(49,649)	5,476	(6,838)	(31,199)	—	(45)	(82,255)
Write-offs	17,769	14,870	110,237	89,725	—	15,192	247,793
Exchange differences	3,536	4,684	—	—	—	3,775	11,995
Assets held for sale	40	937	—	—	—	404	1,381
Balance as of December 31, 2023	(626,951)	(907,235)	(3,866,953)	(4,510,495)	(13,379)	(227,404)	(10,152,417)
Additions	(57,606)	(222,846)	(627,303)	(938,312)	—	(66,861)	(1,912,928)
Write-offs	4,041	73,206	457,597	5,099	—	37,199	577,142
Transfers (ii)	5,401	(6,881)	(23,170)	—	—	2,182	(22,468)
Exchange differences	(15,028)	(41,044)	—	—	—	(35,840)	(91,912)
Impairment	—	(213,621)	(891,604)	(1,267,439)	(401,513)	(3,706)	(2,777,883)
Balance as of December 31, 2024	(690,143)	(1,318,421)	(4,951,433)	(6,711,147)	(414,892)	(294,430)	(14,380,466)

Balance as of December 31, 2023	1,590,634	1,192,028	4,831,568	8,341,835	4,772,576	511,333	21,239,974
Balance as of December 31, 2024	1,877,955	2,628,344	4,225,509	7,103,036	6,665,904	518,268	23,019,016

(i)	On December 31, 2024, assets, mainly wagons and locomotives, at a cost of R$1,390,404 (R$1,390,404 on December 31, 2023), were pledged as collateral to secure bank loans.
(ii)	Transfers from property, plant and equipment because of capitalization and other reclassifications of these assets.

Summary Intangible Assets and Goodwill
	Consolidated
	Goodwill	Concession right	Licenses	Brands and patents	Customer relationships	Other	Supply Agreement	Total
Cost
Balance as of January 1, 2023	1,460,072	22,899,744	500,093	163,923	2,827,984	559,658	—	28,411,474
Additions	4,731	—	—	—	121,806	67,600	—	194,137
Write-offs	—	(62,272)	—	—	(64)	(2,075)	—	(64,411)
Transfers	—	1,460,012	183,996	—	(219,318)	14,067	—	1,438,757
Exchange differences	(42,012)	—	(4,451)	(8,443)	(97,642)	5,315	—	(147,233)
Assets held for sale	(30,817)	—	(436,594)	—	(1,819)	(17,060)	—	(486,290)
Business combination	—	—	—	—	—	7,875	574,363	582,238
Balance as of December 31, 2023	1,391,974	24,297,484	243,044	155,480	2,630,947	635,380	574,363	29,928,672
Additions	—	12,088	—	—	87,146	90,575	—	189,809
Write-offs	—	(141,588)	—	—	(81)	(5,814)	—	(147,483)
Business combination	7,824	3,296,505	—	1,249	19,313	—	—	3,324,891
Transfers (i)	—	1,431,644	(3,235)	—	(17)	41,662	—	1,470,054
Exchange differences	185,223	11,500	28,403	39,341	341,454	25,940	—	631,861
Balance as of December 31, 2024	1,585,021	28,907,633	268,212	196,070	3,078,762	787,743	574,363	35,397,804
Amortization
Balance as of January 1, 2023	—	(4,652,963)	(19,194)	(9,201)	(1,170,494)	(437,680)	—	(6,289,532)
Additions	—	(861,103)	(6,969)	—	(196,995)	(28,436)	—	(1,093,503)
Write-offs	—	37,148	—	—	2	71	—	37,221
Transfers (i)	—	—	(37,209)	—	75,265	19,873	—	57,929
Exchange differences	—	—	156	—	2,453	1,526	—	4,135
Assets held for sale	—	—	—	—	1,213	4,152	—	5,365
Balance as of December 31, 2023	—	(5,476,918)	(63,216)	(9,201)	(1,288,556)	(440,494)	—	(7,278,385)
Additions	—	(960,471)	(6,978)	—	(364,926)	(44,359)	—	(1,376,734)
Write-offs	—	87,433	—	—	—	659	—	88,092
Business combination	—	(391,372)	—	—	—	3,264	—	(388,108)
Transfers (i)	—	—	—	—	—	(762)	—	(762)
Exchange differences	—	(11,500)	(9,674)	—	(82,913)	(2,597)	—	(106,684)
Impairment	—	—	—	—	—	(4,438)	—	(4,438)
Balance as of December 31, 2024	—	(6,752,828)	(79,868)	(9,201)	(1,736,395)	(488,727)	—	(9,067,019)

Balance as of December 31, 2023	1,391,974	18,820,566	179,828	146,279	1,342,391	194,886	574,363	22,650,287
Balance as of December 31, 2024	1,585,021	22,154,805	188,344	186,869	1,342,367	299,016	574,363	26,330,785

(i)	The number of transfers also includes a portion of R$152,137 of intangible assets that was reclassified to financial assets (R$103,084, fiscal year ended December 31, 2023). Additionally, it includes the amount of R$4,660 transferred from fixed assets.

Summary Intangible Assets (Excluding Goodwill)
Intangible assets (except goodwill)	Annual amortization rate	12/31/2024	12/31/2023
Concession rights:
Compass (i)	From 3.54% to 4.58%	15,762,227	12,307,964

Rumo (ii)	1.59%	6,392,578	6,512,602
		22,154,805	18,820,566

Licenses and authorizations
Port operation license	3.70%	44,375	47,610
Moove	5.00%	143,969	132,218
		188,344	179,828

Brands and patents:
Comma	Indefinity	59,255	47,015
Petrochoice (iii)	Indefinity	125,175	96,826
Tirreno (iii)	Indefinity	2,439	2,438
		186,869	146,279

Customers relationship
Compass	20.00%	234,533	280,111
Moove (iii)	5% to 30%	1,107,834	1,062,280
		1,342,367	1,342,391

Contract of supply
Compass	5.00%	574,363	574,363
		574,363	574,363

Other
Software license	20.00%	220,084	90,162
Other	20.00%	78,932	104,724
		299,016	194,886

Total		24,745,764	21,258,313

The Company's intangible assets are composed of:

(i)	Gas Distribution Concession Right: Intangible asset of the public gas distribution service concession, which represents the right to charge users for the supply of gas, composed of: (a) the concession rights recognized in the business combination and (b) the concession assets;
(ii)	Railway Concession Right: Referring to Rumo's railway concession contract. The amount will be amortized until the end of the concession in 2079;
(iii)	Authorization: Authorization for: (a) lubrication and contamination control solutions, (b) production and sale of lubricating oils, additives and fluids.

Summary of combined carrying amounts of goodwill allocated to each cash-generating

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	12/31/2024		12/31/2023
	Goodwill	Brands and patents	Goodwill	Brands and patents
UGC Moove	1,447,300	186,869	1,254,253	146,279
UGC Compass	100,192	—	100,192	—
UGC Rumo	37,529	—	37,529	—
	1,585,021	186,869	1,391,974	146,279

Summary of assumptions used for annual impairment test

The annual impairment test utilized the following assumptions:

Premises	% Yearly
Risk-free rate (T-Note 10y)	3.76%
Inflation (BR)	3.81%
Inflation (US)	2.18%
Inflation (UK)	1.90%
Country risk premium (BR)	3.34%
Country risk premium (UK)	0.80%
Country risk premium (ARG)	16.01%
Market risk premium	4.00%
Tax rate (BR)	34.00%
Tax rate (UK)	25.00%
Tax rate (ARG)	35.00%

Schedule of changes in contract assets

Contract assets are measured based on their acquisition cost, which includes capitalized borrowing costs. The depreciable amounts in the concession contract are transferred to intangible assets when the assets are put into operation. The indirect affiliate Comgás reassesses the useful life, and whenever this assessment reveals that the amortization period will exceed the term of the concession agreement, a portion of the asset is converted into a financial asset because it represents a receivable from the granting authority. This classification follows IFRIC 12 - Concession Agreements.

	Compass	Moove	Total
Balance as of January 1, 2023	1,110,335	8,380	1,118,715
Additions	1,494,142	33,952	1,528,094
Write-offs	—	(31,648)	(31,648)
Transfers	(1,563,056)	—	(1,563,056)
Balance as of December 31, 2023	1,041,421	10,684	1,052,105
Additions	1,602,284	16,564	1,618,848
Write-offs	(4,650)	(22,881)	(27,531)
Transfers (i)	(1,585,219)	—	(1,585,219)
Business combination	56,627	—	56,627
Balance as of December 31, 2024	1,110,463	4,367	1,114,830

(i)	The amount of the transfers also includes a portion of the intangible asset that was reclassified as a financial asset.

Summary of transaction charts of right of use assets
	Consolidated
	Land, buildings and improvements	Machine, equipment, and installations	Wagons and locomotives	Software	Vehicles	Floating storage and regasification	Railway and port infrastructure	Total
Cost
Balance as of January 1, 2023	453,718	268,470	943,096	85,949	34,743	—	7,961,141	9,747,117
Additions	81,911	233,155	—	—	25,541	1,533,969	45,271	1,919,847
Contractual readjustments	17,917	3,426	332	—	—	—	96,257	117,932
Write-offs	(25,110)	(7,084)	—	—	—	—	(6,384)	(38,578)
Transfers	—	34,742	—	—	—	—	—	34,742
Exchange differences	(11,347)	(11,589)	—	—	(120)	—	—	(23,056)
Balance as of December 31, 2023	517,089	521,120	943,428	85,949	60,164	1,533,969	8,096,285	11,758,004
Additions	54,516	62,354	4,420	—	98,445	60,465	801,375	1,081,575
Contractual readjustments	3,928	298	9,412	1,771	20	—	82,927	98,356
Write-offs	(14,196)	(550)	—	—	(190)	—	—	(14,936)
Business combination (i)	21,531	—	—	—	2,626	—	—	24,157
Exchange differences	63,156	5,992	—	—	15,632	—	—	84,780
Balance as of December 31, 2024	646,024	589,214	957,260	87,720	176,697	1,594,434	8,980,587	13,031,936
Amortization
Balance as of January 1, 2023	(125,497)	(108,651)	(434,208)	(20,974)	(21,723)	—	(1,023,195)	(1,734,248)
Additions	(74,850)	(47,435)	(34,347)	(4,380)	(13,128)	(38,349)	(320,280)	(532,769)
Write-offs	10,166	1,151	—	—	—	—	—	11,317
Exchange differences	2,913	8,187	—	—	114	—	—	11,214
Balance as of December 31, 2023	(187,268)	(146,748)	(468,555)	(25,354)	(34,737)	(38,349)	(1,343,475)	(2,244,486)
Additions	(107,047)	(59,510)	(33,829)	(4,499)	(17,581)	(78,030)	(308,047)	(608,543)
Write-offs	3,610	247	(2,761)	—	1,872	—	—	2,968
Exchange differences	(25,523)	(3,616)	—	—	(3,473)	—	—	(32,612)
Business combination (i)	(4,902)	—	—	—	(726)	—	—	(5,628)
Impairment	—	—	—	—	—	—	(184,884)	(184,884)
Balance as of December 31, 2024	(321,130)	(209,627)	(505,145)	(29,853)	(54,645)	(116,379)	(1,836,406)	(3,073,185)

Balance as of December 31, 2023	329,821	374,372	474,873	60,595	25,427	1,495,620	6,752,810	9,513,518
Balance as of December 31, 2024	324,894	379,587	452,115	57,867	122,052	1,478,055	7,144,181	9,958,751

(i)	Right of use amounts identified in the acquisition of Compagas, see note 9.2.

Summary of balances of investment properties including properties held for sale
Investment properties
Balance as of January 1, 2023	14,103,060
Change in the fair value of investment properties	2,259,924
Additions	58,506
Transfers	(444,782)
Write off	(582)
Balance as of December 31, 2023	15,976,126
Change in the fair value of investment properties	1,273,033
Additions	7,055
Transfers (i)	(437,080)
Write off	(215)
Balance as of December 31, 2024	16,818,919

(i)	Transfer of farms to assets held for sale. For more details see note 8.